Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Service	$ 3,999	$ 4,322	$ 4,329
Equipment and product sales	1,105	854	680
Total operating revenues	5,104	5,176	5,009
Operating expenses
Cost of services (excluding Depreciation, amortization and accretion reported below)	1,189	1,191	1,164
Cost of equipment and products	1,240	1,224	1,347
Selling, general and administrative	1,759	1,781	1,865
Depreciation, amortization and accretion	850	844	837
Loss on impairment of assets			88
(Gain) loss on asset disposals, net	27	22	27
(Gain) loss on sale of business and other exit costs, net	(1)	(136)	(16)
(Gain) loss on license sales and exchanges, net	(20)	(147)	(113)
Total operating expenses	5,044	4,779	5,199
Operating income (loss)	60	397	(190)
Investment and other income (expense)
Equity in earnings of unconsolidated entities	140	140	132
Interest and dividend income	62	39	17
Interest expense	(170)	(142)	(111)
Other, net		1
Total investment and other income	32	38	38
Income (loss) before income taxes	92	435	(152)
Income tax expense (benefit)	40	172	(5)
Net income (loss)	52	263	(147)
Less: Net income (loss) attributable to noncontrolling interests, net of tax	9	44	(11)
Net income (loss) attributable to TDS shareholders	43	219	(136)
Net income (loss) available to TDS common shareholders	$ 43	$ 219	$ (136)
Basic weighted average shares outstanding	110	109	108
Basic earnings (loss) per share available to TDS common shareholders	$ 0.39	$ 2.02	$ (1.26)
Diluted weighted average shares outstanding	111	110	108
Diluted earnings (loss) per share available to TDS common shareholders	$ 0.39	$ 1.98	$ (1.26)
Dividends per share to TDS shareholders	$ 0.59	$ 0.56	$ 0.54